Investment Instruments - Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income (Detail) - CLP ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		$ 10,795	$ 10,676
Cámara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of equity interest sold	2.43%
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	$ 449
Investment in domestic entities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		4,616	4,990
Investment in foreign entities [member] | A.C.H Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		1,173	989
Investment in foreign entities [member] | Redeban Multicolor S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		717	634
Investment in foreign entities [member] | Cámara de Compensación Divisas de Col. S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		309	270
Investment in foreign entities [member] | Cámara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI			160
Investment in foreign entities [member] | Bolsa de Valores de Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		969	781
Investment in foreign entities [member] | Credibanco
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		2,990	2,831
Investment in foreign entities [member] | Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		$ 21	$ 21